As filed with the Securities and Exchange Commission on April 19, 2005

1933 Act Registration No. 333-50832

1940 Act Registration No. 811-10215

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ☒

Pre-Effective Amendment No.                           ☐

Post-Effective Amendment No. 6                      ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              ☒

Amendment No. 6                                      ☒

(Check appropriate box or boxes.)

FINANCIAL INVESTORS VARIABLE INSRUANCE TRUST

(Exact name of Registrant as Specified in Charter)

1625 Broadway, Suite 2200

Denver, CO 80202

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Tané T. Tyler, Secretary

Financial Investors Trust

1625 Broadway, Suite 2200

Denver, CO 80202

(Name and Address of Agent of Service)

Copy to:

Lester R. Woodward, Esq.

Davis, Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 2, 2005, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on , pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No.6 to the Registration Statement for Financial Investors Variable Insurance Trust (“Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 5.  PEA No. 5 was filed pursuant to Rule 485(a) on February 18, 2005, for the purpose of satisfying new disclosures requirements set for by the Securities and Exchange Commission in Release No. IC-26418.  PEA No. 5 was scheduled to become effective on April 19, 2005.  Accordingly, the contents of PEA No. 5, consisting of Part A (the Registrant’s prospectus), Part B (the Registrant’s Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 to this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 19th day of April, 2005.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/Edmund J. Burke
Edmund J. Burke

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/W. Robert Alexander*	Trustee	April 19, 2005
W. Robert Alexander

/s/Mary K. Anstine*	Trustee	April 19, 2005
Mary K. Anstine

/s/Robert E. Lee*	Trustee	April 19, 2005
Robert E. Lee

/s/ John R. Moran, Jr.*	Trustee	April 19, 2005
John R. Moran, Jr.

/s/Edmund J. Burke	President	April 19, 2005
Edmund J. Burke

/s/Jeremy O. May	Treasurer	April 19, 2005
Jeremy O. May

* Signature affixed by Tane. T. Tyler pursuant to a power of attorney dated April 10, 2005.